Government Grants (Tables)	12 Months Ended
Dec. 31, 2017
Government grants [Abstract]
Government Grants
Government grants as of December 31, 2016 and 2017 are as follows:

		2016	2017
		In millions of won
Land	￦	(3,204)	(21,968)
Buildings		(61,188)	(63,539)
Structures		(197,641)	(196,414)
Machinery		(111,064)	(183,188)
Vehicles		(107)	(6,322)
Equipment		(732)	(761)
Tools		(430)	(1,027)
Construction-in-progress		(135,807)	(49,084)
Finance lease assets		—	(27)
Investment properties		(64)	(83)
Software		(595)	(486)
Development expenditures		(5,152)	(3,702)
Intangible assets under development		(11,090)	(10,540)
Usage rights of donated assets and other		(21)	(11)
Other intangible assets other than goodwill		—	—

	￦	(527,095)	(537,152)

Changes in government Grants
Changes in government grants for the years ended December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(32,878)	—	—	—	32,878	—
Land		(3,147)	—	—	—	14	(71)	(3,204)
Buildings		(63,932)	—	—	5,299	731	(3,286)	(61,188)
Structures		(193,119)	—	—	9,491	2,597	(16,610)	(197,641)
Machinery		(108,935)	—	—	12,272	1,210	(15,611)	(111,064)
Vehicles		(29)	—	—	25	—	(103)	(107)
Equipment		(1,026)	—	—	452	—	(158)	(732)
Tools		(691)	—	—	295	—	(34)	(430)
Construction-in-progress		(139,898)	—	32,525	—	—	(28,434)	(135,807)
Investment properties		(13)	—	—	1	—	(52)	(64)
Software		(699)	—	—	249	—	(145)	(595)
Development expenditures		(6,835)	—	—	2,771	—	(1,088)	(5,152)
Intangible assets under development		(10,483)	—	991	—	—	(1,598)	(11,090)
Usage rights of donated assets and other		(32)	—	—	11	—	—	(21)
Others		(1)	—	—	1	—	—	—

	￦	(528,840)	(32,878)	33,516	30,867	4,552	(34,312)	(527,095)

		2017
		Beginning balance	Receipt	Acquisition	Offset the items of depreciation expense and others	Disposal	Others	Ending balance
		In millions of won
Cash	￦	—	(55,533)	—	—	—	55,533	—
Land		(3,204)	—	—	—	5	(18,769)	(21,968)
Buildings		(61,188)	—	—	5,996	28	(8,375)	(63,539)
Structures		(197,641)	—	—	10,011	1,905	(10,689)	(196,414)
Machinery		(111,064)	—	—	17,390	489	(90,003)	(183,188)
Vehicles		(107)	—	—	1,070	14	(7,299)	(6,322)
Equipment		(732)	—	—	454	—	(483)	(761)
Tools		(430)	—	—	354	—	(951)	(1,027)
Construction-in-progress		(135,807)	—	129,451	—	—	(42,728)	(49,084)
Finance lease assets		—	—	—	1	—	(28)	(27)
Investment properties		(64)	—	—	2	—	(21)	(83)
Software		(595)	—	—	255	—	(146)	(486)
Development expenditures		(5,152)	—	—	2,811	—	(1,361)	(3,702)
Intangible assets under development		(11,090)	—	—	—	—	550	(10,540)
Usage rights of donated assets and other		(21)	—	—	10	—	—	(11)
Others		—	—	—	—	—	—	—

	￦	(527,095)	(55,533)	129,451	38,354	2,441	(124,770)	(537,152)